Income taxes - Components of Income Before Income Tax (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States					$ 1,221	$ 1,276	$ 1,262
International					446	416	620
Income before income taxes	$ 167	$ 500	$ 592	$ 1,276	$ 1,667	$ 1,692	$ 1,882